Deferred tax credits	12 Months Ended
Dec. 31, 2019
Deferred Income Taxes and Tax Credits [Abstract]
Deferred tax credits

Deferred tax credits consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Deferred research & development tax credits	2,487	2,505
Deferred other tax credits	1	36
Total deferred tax credits	2,488	2,541

WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS are eligible for Research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2019, and 2018, the receivable balance in respect of these Research tax credits was respectively of USD 1,934,539 and USD 2,505,264 for WISeKey Semiconductors SAS, and USD 552,067 and USD nil for WISeCoin France R&D Lab SAS. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first and is shown under noncurrent deferred tax assets in line with ASU 2015-17.